DEFERRED INITIAL PUBLIC OFFERING (“IPO”) COSTS (Tables)	6 Months Ended
Mar. 31, 2024
Deferred Initial Public Offering Ipo Costs
SCHEDULE OF DEFERRED INITIAL PUBLIC OFFERING IPO COSTS

Deferred initial public offering (“IPO”) costs consist of the following:

	March 31, 2024	September 30, 2023
Underwriting fee	$80,000	$80,000
Nasdaq filing fee	5,000	5,000
FINRA filing fee	2,750	2,750
Total	$87,750	$87,750